Document and Entity Information	12 Months Ended
Mar. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2011
Registrant Name	ALPS ETF Trust
Central Index Key	0001414040
Amendment Flag	false
Document Creation Date	Oct 3, 2012
Document Effective Date	Oct 3, 2012
Prospectus Date	Mar 31, 2012

ALPS ETF TRUST

JEFFERIES|TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

SUPPLEMENT DATED OCTOBER 3, 2012

TO THE PROSPECTUS DATED MARCH 31, 2012, AS SUPPLEMENTED

Effective immediately, all references to www.jamfunds.com should be replaced with www.alpsfunds.com.

In addition, the information below replaces the sections titled “Fund Performance” and “Premium/Discount Information” of the Prospectus:

Fund Performance

On July 1, 2011, ALPS Advisors, Inc. assumed all responsibility for selecting the Fund’s investments.  Performance figures shown below for periods before July 1, 2011 represent performance of the Fund during the times when the Fund’s investments were selected by the prior sub-advisor to the Fund.  The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and of another benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.675.2639.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 31, 2012
Supplement [Text Block]	afs1_SupplementTextBlock

ALPS ETF TRUST

JEFFERIES|TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

SUPPLEMENT DATED OCTOBER 3, 2012

TO THE PROSPECTUS DATED MARCH 31, 2012, AS SUPPLEMENTED

Effective immediately, all references to www.jamfunds.com should be replaced with www.alpsfunds.com.

In addition, the information below replaces the sections titled “Fund Performance” and “Premium/Discount Information” of the Prospectus:

Fund Performance

On July 1, 2011, ALPS Advisors, Inc. assumed all responsibility for selecting the Fund’s investments.  Performance figures shown below for periods before July 1, 2011 represent performance of the Fund during the times when the Fund’s investments were selected by the prior sub-advisor to the Fund.  The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and of another benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.675.2639.

Jefferies|TR/J CRB Global Commodity Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afs1_SupplementTextBlock

ALPS ETF TRUST

JEFFERIES|TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

SUPPLEMENT DATED OCTOBER 3, 2012

TO THE PROSPECTUS DATED MARCH 31, 2012, AS SUPPLEMENTED

Effective immediately, all references to www.jamfunds.com should be replaced with www.alpsfunds.com.

In addition, the information below replaces the sections titled “Fund Performance” and “Premium/Discount Information” of the Prospectus:

Fund Performance

On July 1, 2011, ALPS Advisors, Inc. assumed all responsibility for selecting the Fund’s investments.  Performance figures shown below for periods before July 1, 2011 represent performance of the Fund during the times when the Fund’s investments were selected by the prior sub-advisor to the Fund.  The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and of another benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.675.2639.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 31, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 3, 2012